Investments - Schedule of Aggregate Unrealized Loss Position, by Security Type, of Fixed Income Securities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Less Than 12 Months, fair Value	$ 22,926
Less Than 12 Months, Unrealized Losses	(196)
Greater than 12 Months, Fair Value	2,995
Greater than 12 Months, Unrealized Losses	(65)
Total Fair Value	25,921
Total Unrealized Losses	(261)
Fixed Income Securities [Member]
Less Than 12 Months, fair Value	22,648	$ 18,344	$ 14,068
Less Than 12 Months, Unrealized Losses	(137)	(271)	(126)
Greater than 12 Months, Fair Value	2,995	460
Greater than 12 Months, Unrealized Losses	(65)	(3)
Total Fair Value	25,643	18,804	14,068
Total Unrealized Losses	(202)	(274)	(126)
Equity Securities [Member]
Less Than 12 Months, fair Value	278
Less Than 12 Months, Unrealized Losses	(59)
Greater than 12 Months, Fair Value
Total Fair Value	278
Total Unrealized Losses	(59)
Equity Securities [Member] | Equity Common Stock [Member]
Less Than 12 Months, fair Value	237
Less Than 12 Months, Unrealized Losses	(25)
Greater than 12 Months, Fair Value
Greater than 12 Months, Unrealized Losses
Total Fair Value	237
Total Unrealized Losses	(25)
Equity Securities [Member] | Warrants to purchase common stock [Member]
Less Than 12 Months, fair Value	23
Less Than 12 Months, Unrealized Losses	(29)
Greater than 12 Months, Fair Value
Greater than 12 Months, Unrealized Losses
Total Fair Value	23
Total Unrealized Losses	(29)
Equity Securities [Member] | Rights to Purchase Common Stock [Member]
Less Than 12 Months, fair Value	18
Less Than 12 Months, Unrealized Losses	(5)
Greater than 12 Months, Fair Value
Greater than 12 Months, Unrealized Losses
Total Fair Value	18
Total Unrealized Losses	(5)
U.S. government [Member] | Fixed Income Securities [Member]
Less Than 12 Months, fair Value	2,041	1,303	346
Less Than 12 Months, Unrealized Losses	(18)	(20)	(3)
Greater than 12 Months, Fair Value	175
Greater than 12 Months, Unrealized Losses
Total Fair Value	2,216	1,303	346
Total Unrealized Losses	(18)	(20)	(3)
States, Municipalities and Political Subdivisions [Member] | Fixed Income Securities [Member]
Less Than 12 Months, fair Value	2,357	1,537	1,014
Less Than 12 Months, Unrealized Losses	(13)	(27)	(7)
Greater than 12 Months, Fair Value	589
Greater than 12 Months, Unrealized Losses	(13)
Total Fair Value	2,946	1,537	1,014
Total Unrealized Losses	(26)	(27)	(7)
Asset-backed Securities and Collateralized Mortgage Backed Obligations [Member] | Fixed Income Securities [Member]
Less Than 12 Months, fair Value	11,682	9,552	7,472
Less Than 12 Months, Unrealized Losses	(83)	(133)	(55)
Greater than 12 Months, Fair Value	1,675	460
Greater than 12 Months, Unrealized Losses	(36)	(3)
Total Fair Value	13,357	10,012	7,472
Total Unrealized Losses	(119)	(136)	(55)
Corporate [Member] | Fixed Income Securities [Member]
Less Than 12 Months, fair Value	6,568	5,952	5,236
Less Than 12 Months, Unrealized Losses	(23)	(91)	(61)
Greater than 12 Months, Fair Value	556
Greater than 12 Months, Unrealized Losses	(16)
Total Fair Value	7,124	5,952	5,236
Total Unrealized Losses	$ (39)	$ (91)	$ (61)